SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Minimum [Member] | Mining Machine [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Minimum [Member] | Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Mining Machine [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years